Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (10,316,317)	$ (13,063,526)	$ (9,732,399)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	1,164,366	317,570	280,991
Amortization of discount – PIK Notes	218,031	41,583
Amortization of deferred financing costs	1,250
Accrued interest on PIK Notes	1,076,250
Stock issued for director and consulting services	327,269	316,475	151,059
Stock-based compensation expense	865,716	4,707,381	2,314,154
(Gain) on revaluation of warrant derivative	(830,000)	(995,000)	(630,000)
(Gain) Loss on revaluation of PIK note derivative	(1,470,798)	195,000
(Gain) Loss on revaluation of stock awards for non-employees	(110,000)	(44,000)	27,000
Loss of disposal of equipment		2,482	9,913
Provision for (Reversal of) doubtful accounts		(25,106)	13,168
Change in operating assets and liabilities:
Accounts receivable	(107,075)	27,128	(482)
Deposits and prepaid expenses	149,239	189,656	55,148
Accounts payable and accrued expenses	1,028,218	125,256	759,185
Net cash used in operating activities	(8,003,851)	(8,205,101)	(6,752,263)
Cash flows from investing activities:
Purchases of property and equipment	(2,039,562)	(64,345)	(321,440)
Construction-in-progress		(1,982,013)	(1,051,537)
Net cash used in investing activities	(2,039,562)	(2,046,358)	(1,372,977)
Cash flows from financing activities:
Payments on notes payable	(440,471)	(479,092)	(304,099)
Payments on leases payable			(10,094)
Proceeds from PIK notes payable	12,499,998	10,500,000
Proceeds from sale of common stock		5,560,000	1,625,000
Net cash provided by financing activities	12,059,527	15,580,908	1,310,807
Net increase (decrease) in cash and cash equivalents	2,016,114	5,329,449	(6,814,433)
Cash and cash equivalents at beginning of year	8,685,552	3,356,103	10,170,536
Cash and cash equivalents at end of year	10,701,666	8,685,552	3,356,103
Cash paid during the period for:
Interest	10,460	23,180	18,206
Income Taxes	1,431	3,841
Supplemental disclosure of noncash investing and financing activities:
Property and equipment financed with note payable	149,129		438,250
Construction-in-progress in accounts payable	120,000	299,563	105,000
Prepaid insurance financed with note payable	245,390	233,187	170,600
Reclassification of Construction in Progress to building and equipment	3,091,163
Land reclassified from assets held for sale to land and mining property			$ 445,180